Employee Benefit - Summary of Components of Net Benefit Expense Recognized in Income Statement and Funded Status and Amounts Recognized in Consolidated Balance Sheets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Net Defined Benefit Liability Asset [Abstract]
Current service cost	$ 546	$ 419	$ 360
Past service cost	121
Interest cost on benefit obligation	254	202	210
Net benefit cost	921	621	570
Actuarial (gain) / loss - experience	494	396	251
Actuarial (gain) / loss - demographic assumption	18	1	184
Actuarial (gain) / loss - financial assumption	1,215	13	337
Re-measuring gain/(loss) on defined benefit plans	1,727	410	772
Defined benefit obligation at January 1	9,016	8,293	6,652
Benefits paid directly by the Company	(535)	(352)	(274)
Exchange differences	613	44	573
Defined benefit obligation at December 31	$ 11,742	$ 9,016	$ 8,293